SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Apr. 26, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested and exercisable as of June 30, 2023	$ 1,389	$ 17,114	$ 76
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares , beginning balance	180,000
Weighted average fair market value , beginning balance	$ 14.00
Number of shares granted and unvested	489,998	180,000,000
Weighted average fair market value granted and unvested	$ 7.29	$ 14,000.00
Number of shares vested	461,998
Weighted average fair market value vested	$ 7.50
Number of shares forfeited and cancelled
Weighted average fair market value forfeited and cancelled
Number of shares , ending balance	208,000	180,000
Weighted average fair market value , beginning balance	$ 14.00	$ 14.00
Number of shares ,vested
Weighted average fair market value,vested
Number of shares vested	(461,998)
Vested and exercisable as of June 30, 2023